Property, Plant and Equipment - Summary of Changes in Property, Plant and Equipment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in property and equipment [Line Items]
Beginning balance	₩ 182,982,763	₩ 179,875,535
Acquisitions	16,486,566	14,987,494
Disposals	(589,803)	(555,087)
Depreciation	(13,629,099)	(13,833,106)
Impairment	(14,262)	(11,240)	₩ (17,031)
Others	2,515,373	2,519,167
Ending balance	187,751,538	182,982,763	179,875,535
Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	330,210,469
Ending balance	345,959,666	330,210,469
Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(145,913,633)
Ending balance	(156,890,078)	(145,913,633)
Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(758,137)
Ending balance	(772,580)	(758,137)
Government grants
Changes in property and equipment [Line Items]
Beginning balance	(555,936)
Ending balance	(545,470)	(555,936)
Land
Changes in property and equipment [Line Items]
Beginning balance	14,520,652
Ending balance	14,808,964	14,520,652
Land | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	14,548,055	14,398,088
Acquisitions	3,397	28,390
Disposals	(14,757)	(38,162)
Depreciation	0	0
Impairment	0	0
Others	299,661	159,739
Ending balance	14,836,356	14,548,055	14,398,088
Land | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	14,577,296
Ending balance	14,867,112	14,577,296
Land | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Land | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(29,241)
Ending balance	(30,756)	(29,241)
Land | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(27,403)	(27,404)
Acquisitions	0	0
Disposals	11	1
Depreciation	0	0
Impairment	0	0
Others	0	0
Ending balance	(27,392)	(27,403)	(27,404)
Buildings
Changes in property and equipment [Line Items]
Beginning balance	13,355,743
Ending balance	13,720,508	13,355,743
Buildings | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	13,397,461	13,360,204
Acquisitions	29,671	3,767
Disposals	(27,419)	(13,366)
Depreciation	(1,008,638)	(984,288)
Impairment	(16)	(1,351)
Others	1,367,526	1,032,495
Ending balance	13,758,585	13,397,461	13,360,204
Buildings | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	26,217,223
Ending balance	27,544,929	26,217,223
Buildings | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(12,812,659)
Ending balance	(13,779,225)	(12,812,659)
Buildings | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(7,103)
Ending balance	(7,119)	(7,103)
Buildings | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(41,718)	(46,227)
Acquisitions	0	0
Disposals	4	0
Depreciation	3,937	4,508
Impairment	0	0
Others	(300)	1
Ending balance	(38,077)	(41,718)	(46,227)
Structures
Changes in property and equipment [Line Items]
Beginning balance	51,643,202
Ending balance	52,619,807	51,643,202
Structures | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	51,792,939	50,890,001
Acquisitions	8,593	16,201
Disposals	(304,274)	(303,046)
Depreciation	(3,015,461)	(2,873,012)
Impairment	0	(9,154)
Others	4,287,568	4,071,949
Ending balance	52,769,365	51,792,939	50,890,001
Structures | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	89,573,695
Ending balance	93,340,759	89,573,695
Structures | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(37,762,078)
Ending balance	(40,552,716)	(37,762,078)
Structures | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(18,678)
Ending balance	(18,678)	(18,678)
Structures | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(149,737)	(157,881)
Acquisitions	0	0
Disposals	687	1,330
Depreciation	9,552	9,458
Impairment	0	0
Others	(10,060)	(2,644)
Ending balance	(149,558)	(149,737)	(157,881)
Machinery
Changes in property and equipment [Line Items]
Beginning balance	56,850,185
Ending balance	55,539,261	56,850,185
Machinery | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	56,955,731	53,817,046
Acquisitions	477,443	341,652
Disposals	(238,182)	(199,670)
Depreciation	(6,371,551)	(6,311,423)
Impairment	(14,246)	(735)
Others	4,824,403	9,308,861
Ending balance	55,633,598	56,955,731	53,817,046
Machinery | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	122,610,077
Ending balance	126,564,408	122,610,077
Machinery | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(65,120,941)
Ending balance	(70,384,493)	(65,120,941)
Machinery | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(533,405)
Ending balance	(546,317)	(533,405)
Machinery | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(105,546)	(119,824)
Acquisitions	0	0
Disposals	384	522
Depreciation	15,011	16,076
Impairment	0	0
Others	(4,186)	(2,320)
Ending balance	(94,337)	(105,546)	(119,824)
Ships
Changes in property and equipment [Line Items]
Beginning balance	10,534
Ending balance	8,671	10,534
Ships | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	10,534	12,365
Acquisitions	0	0
Disposals	0	0
Depreciation	(1,863)	(1,865)
Impairment	0	0
Others	0	34
Ending balance	8,671	10,534	12,365
Ships | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	17,870
Ending balance	17,870	17,870
Ships | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(7,336)
Ending balance	(9,199)	(7,336)
Ships | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Ships | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Vehicles
Changes in property and equipment [Line Items]
Beginning balance	78,706
Ending balance	133,052	78,706
Vehicles | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	81,451	83,374
Acquisitions	5,482	4,311
Disposals	(108)	(223)
Depreciation	(49,732)	(43,837)
Impairment	0	0
Others	98,642	37,826
Ending balance	135,735	81,451	83,374
Vehicles | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	452,812
Ending balance	538,604	452,812
Vehicles | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(371,245)
Ending balance	(402,753)	(371,245)
Vehicles | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(116)
Ending balance	(116)	(116)
Vehicles | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(2,745)	(2,837)
Acquisitions	0	0
Disposals	6	8
Depreciation	1,309	1,233
Impairment	0	0
Others	(1,253)	(1,149)
Ending balance	(2,683)	(2,745)	(2,837)
Equipment
Changes in property and equipment [Line Items]
Beginning balance	434,181
Ending balance	447,710	434,181
Equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	438,096	430,875
Acquisitions	88,890	84,020
Disposals	(166)	(236)
Depreciation	(212,174)	(210,376)
Impairment	0	0
Others	134,932	133,813
Ending balance	449,578	438,096	430,875
Equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	2,512,223
Ending balance	2,641,393	2,512,223
Equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(2,073,752)
Ending balance	(2,191,439)	(2,073,752)
Equipment | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(375)
Ending balance	(376)	(375)
Equipment | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(3,915)	(5,932)
Acquisitions	0	0
Disposals	0	0
Depreciation	2,119	2,118
Impairment	0	0
Others	(72)	(101)
Ending balance	(1,868)	(3,915)	(5,932)
Tools
Changes in property and equipment [Line Items]
Beginning balance	172,430
Ending balance	188,302	172,430
Tools | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	173,736	164,474
Acquisitions	36,172	32,825
Disposals	(48)	(68)
Depreciation	(78,791)	(82,603)
Impairment	0	0
Others	58,215	59,108
Ending balance	189,284	173,736	164,474
Tools | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	1,428,994
Ending balance	1,495,250	1,428,994
Tools | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(1,255,257)
Ending balance	(1,305,965)	(1,255,257)
Tools | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(1)
Ending balance	(1)	(1)
Tools | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(1,306)	(62)
Acquisitions	0	0
Disposals	0	0
Depreciation	437	341
Impairment	0	0
Others	(113)	(1,585)
Ending balance	(982)	(1,306)	(62)
Construction in progress
Changes in property and equipment [Line Items]
Beginning balance	31,060,792
Ending balance	36,526,140	31,060,792
Construction in progress | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	31,284,358	32,008,502
Acquisitions	15,728,954	14,335,323
Disposals	(65)	0
Depreciation	0	0
Impairment	0	0
Others	(10,256,534)	(15,059,467)
Ending balance	36,756,713	31,284,358	32,008,502
Construction in progress | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	31,307,153
Ending balance	36,779,508	31,307,153
Construction in progress | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Construction in progress | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(22,795)
Ending balance	(22,795)	(22,795)
Construction in progress | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(223,566)	(173,474)
Acquisitions	4,685	6,806
Disposals	0	75
Depreciation	0	0
Impairment	0	0
Others	(11,692)	(56,973)
Ending balance	(230,573)	(223,566)	(173,474)
Right-of-use assets
Changes in property and equipment [Line Items]
Beginning balance	3,046,396
Ending balance	2,631,937	3,046,396
Right-of-use assets | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	3,046,396	3,363,743
Acquisitions	100,430	132,495
Disposals	(5,876)	(2,252)
Depreciation	(477,663)	(538,995)
Impairment	0	0
Others	(31,350)	91,405
Ending balance	2,631,937	3,046,396	3,363,743
Right-of-use assets | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	6,031,076
Ending balance	5,441,389	6,031,076
Right-of-use assets | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(2,984,680)
Ending balance	(2,809,452)	(2,984,680)
Right-of-use assets | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Right-of-use assets | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Retirements, property, plant and equipment
Changes in property and equipment [Line Items]
Beginning balance	9,748,444
Ending balance	8,898,110	9,748,444
Retirements, property, plant and equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	9,748,444	9,733,574
Acquisitions	0	0
Disposals	0	0
Depreciation	(1,437,687)	(1,809,280)
Impairment	0	0
Others	587,353	1,824,150
Ending balance	8,898,110	9,748,444	9,733,574
Retirements, property, plant and equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	18,283,796
Ending balance	18,347,513	18,283,796
Retirements, property, plant and equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(8,388,929)
Ending balance	(9,302,981)	(8,388,929)
Retirements, property, plant and equipment | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(146,423)
Ending balance	(146,422)	(146,423)
Retirements, property, plant and equipment | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Other property, plant and equipment
Changes in property and equipment [Line Items]
Beginning balance	2,061,498
Ending balance	2,229,076	2,061,498
Other property, plant and equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	2,061,498	2,146,930
Acquisitions	2,849	1,704
Disposals	0	0
Depreciation	(1,007,904)	(1,011,161)
Impairment	0	0
Others	1,172,633	924,025
Ending balance	2,229,076	2,061,498	₩ 2,146,930
Other property, plant and equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	17,198,254
Ending balance	18,380,931	17,198,254
Other property, plant and equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(15,136,756)
Ending balance	(16,151,855)	(15,136,756)
Other property, plant and equipment | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Other property, plant and equipment | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	₩ 0	₩ 0